FIXED ASSETS (Tables)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,	March 31,
	2013	2013
Equipment	$327,228	$39,897
Less: accumulated depreciation	(27,687)	(1,814)
Fixed assets, net	$299,541	$38,083

Equipment	$39,897
Less: accumulated depreciation	(1,814)
Fixed assets, net	$38,093